Exhibit 99.1

World Omni Auto Receivables Trust 2018-C

Monthly Servicer Certificate

June 30, 2020

Dates Covered
Collections Period	06/01/20 - 06/30/20
Interest Accrual Period	06/15/20 - 07/14/20
30/360 Days	30
Actual/360 Days	30
Distribution Date	07/15/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/20	476,205,663.55	27,043
Yield Supplement Overcollateralization Amount 05/31/20	24,724,956.95	0
Receivables Balance 05/31/20	500,930,620.50	27,043
Principal Payments	19,659,009.49	507
Defaulted Receivables	711,937.37	35
Repurchased Accounts	56,770.23	2
Yield Supplement Overcollateralization Amount at 06/30/20	23,250,427.61	0
Pool Balance at 06/30/20	457,252,475.80	26,499

Pool Statistics	$ Amount	# of Accounts
Pool Factor	43.55%
Prepayment ABS Speed	1.30%
Aggregate Starting Principal Balance	1,103,449,170.74	40,092

Delinquent Receivables:
Past Due 31-60 days	2,606,135.02	120
Past Due 61-90 days	906,861.89	39
Past Due 91-120 days	255,458.30	15
Past Due 121+ days	0.00	0
Total	3,768,455.21	174

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.78%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.24%
Delinquency Trigger Occurred	NO

Recoveries	543,520.54
Aggregate Net Losses/(Gains) - June 2020	168,416.83
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.40%
Prior Net Losses Ratio	0.11%
Second Prior Net Losses Ratio	1.75%
Third Prior Net Losses Ratio	0.57%
Four Month Average	0.71%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.92%

Overcollateralization Target Amount	12,117,190.61
Actual Overcollateralization	12,117,190.61
Weighted Average APR	3.44%
Weighted Average APR, Yield Adjusted	6.36%
Weighted Average Remaining Term	43.30

Flow of Funds	$ Amount
Collections	26,287,329.68
Investment Earnings on Cash Accounts	1,526.59
Servicing Fee(1)	(851,158.04)
Transfer to Collection Account	56,770.23
Available Funds	25,494,468.46

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,134,926.33
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	86,586.67
(5) Noteholders' Second Priority Principal Distributable Amount	6,333,737.67
(6) Required Reserve Account	-
(7) Noteholders' Principal Distributable Amount	12,117,190.61
(8) Asset Representation Reviewer Amounts (in excess of 1)	-
(9) Distribution to Certificateholders	1,761,027.18
(10) Collection Account Redeposits	4,061,000.00

Total Distributions of Available Funds	25,494,468.46

Servicing Fee	851,158.04
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	(433,715.86)

Note Balances & Note Factors	$ Amount
Original Class A	970,060,000.00
Original Class B	30,560,000.00

Total Class A & B
Note Balance @ 06/15/20	463,586,213.47
Principal Paid	18,450,928.28
Note Balance @ 07/15/20	445,135,285.19

Class A-1
Note Balance @ 06/15/20	0.00
Principal Paid	0.00
Note Balance @ 07/15/20	0.00
Note Factor @ 07/15/20	0.0000000%

Class A-2
Note Balance @ 06/15/20	17,966,213.47
Principal Paid	17,966,213.47
Note Balance @ 07/15/20	0.00
Note Factor @ 07/15/20	0.0000000%

Class A-3
Note Balance @ 06/15/20	326,000,000.00
Principal Paid	484,714.81
Note Balance @ 07/15/20	325,515,285.19
Note Factor @ 07/15/20	99.8513145%

Class A-4
Note Balance @ 06/15/20	89,060,000.00
Principal Paid	0.00
Note Balance @ 07/15/20	89,060,000.00
Note Factor @ 07/15/20	100.0000000%

Class B
Note Balance @ 06/15/20	30,560,000.00
Principal Paid	0.00
Note Balance @ 07/15/20	30,560,000.00
Note Factor @ 07/15/20	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,221,513.00
Total Principal Paid	18,450,928.28
Total Paid	19,672,441.28

Class A-1
Coupon	2.36000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.80000%
Interest Paid	41,921.16
Principal Paid	17,966,213.47
Total Paid to A-2 Holders	18,008,134.63

Class A-3
Coupon	3.13000%
Interest Paid	850,316.67
Principal Paid	484,714.81
Total Paid to A-3 Holders	1,335,031.48

Class A-4
Coupon	3.27000%
Interest Paid	242,688.50
Principal Paid	0.00
Total Paid to A-4 Holders	242,688.50

Class B
Coupon	3.40000%
Interest Paid	86,586.67
Principal Paid	0.00
Total Paid to B Holders	86,586.67

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.2207561
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	18.4394958
Total Distribution Amount	19.6602519

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.1136075
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	48.6889254
Total A-2 Distribution Amount	48.8025329

A-3 Interest Distribution Amount	2.6083333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	1.4868552
Total A-3 Distribution Amount	4.0951885

A-4 Interest Distribution Amount	2.7250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.7250000

B Interest Distribution Amount	2.8333334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.8333334

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	343.27
Noteholders' Principal Distributable Amount	656.73

Account Balances	$ Amount
Reserve Account
Balance as of 06/15/20	2,546,066.61
Investment Earnings	417.42
Investment Earnings Paid	(417.42)
Deposit/(Withdrawal)	-
Balance as of 07/15/20	2,546,066.61
Change	-

Required Reserve Amount	2,546,066.61

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$10,549,892.57	$16,352,926.68	$46,674,866.30
Number of Extensions	478	734	2,110
Ratio of extensions to Beginning of Period Receivables Balance	2.11%	3.14%	8.64%

(1)  The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer.

       Such amounts have priority prior to the application of Available Funds.